RISK MANAGEMENT - Identifiable collateral (Details) - Commercial lending portfolio [member] - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	$ 32,803,705.0	$ 29,034,830.0
Financial assets, identifiable collateral, fair value	30,088,127.0	26,870,721.0
Twelve-month expected credit losses and lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	29,813,813.0	26,518,457.0
Financial assets, identifiable collateral, fair value	27,396,891.0	24,473,502.0
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	2,989,892.0	2,516,373.0
Financial assets, identifiable collateral, fair value	$ 2,691,236.0	$ 2,397,219.0